Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation - Other Details [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 5,000
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability		$ 5,000
Expected tax rate	0.00%	0.00%	0.00%
Deferred Tax Assets, Valuation Allowance	$ 189,090	$ 185,615
Ireland
Taxation - Other Details [Line Items]
Tax Credit Carryforward, Valuation Allowance	161,000	163,000
Deferred Tax Assets, Valuation Allowance	7,000	7,000
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards		8,000
Hong Kong
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards	1,000	2,000
Singapore
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards	17,000	18,000
US
Taxation - Other Details [Line Items]
Deferred Tax Assets, Valuation Allowance	8,000	7,000
Deferred tax asset carryforwards components
Deferred tax asset on tax loss carryforwards	21,000
Canada
Taxation - Other Details [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 13,000	$ 10,000